Reclassification of Prior Year Presentation - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Fair Value Of Derivative Liabilities In Excess Of Proceeds	$ 0	$ (7,541,693)